Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Schedule of Revenue Disaggregation

A.	Revenue disaggregation

For the six-month period ended June 30,	Exploration and Production	Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps. 116,938,407	—	—	100,998,666	1,468,491	219,405,564
Other	59,263,824	—	—	7,778,714	326,755	67,369,293
Europe	30,426,403	—	—	1,396,721	—	31,823,124
Local	120,745	318,611,979	1,407,366	22,839,159	3,411,642	346,390,891

Total	Ps. 206,749,379	318,611,979	1,407,366	133,013,260	5,206,888	664,988,872

2020
United States	Ps. 83,070,103	—	—	59,174,052	—	142,244,155
Other	15,651,931	—	—	4,037,368	925,203	20,614,502
Europe	41,756,656	—	—	292,156	18,899	42,067,711
Local	187,233	247,105,375	2,219,276	8,210,866	3,154,057	260,876,807

Total	Ps. 140,665,923	247,105,375	2,219,276	71,714,442	4,098,159	465,803,175

Major products and services 2021
Crude oil	Ps. 206,628,634	—	—	23,138	—	206,651,772
Gas	77,983	54,278,836	—	33,823,129	—	88,179,948
Refined petroleum products	—	257,013,275	—	96,880,359	—	353,893,634
Other	—	7,145,299	—	1,854,931	5,199,561	14,199,791
Services	42,762	174,569	1,407,366	431,703	7,327	2,063,727

Total	Ps. 206,749,379	318,611,979	1,407,366	133,013,260	5,206,888	664,988,872

2020
Crude oil	Ps. 140,478,690	—	—	—	—	140,478,690
Gas	121,601	26,561,986	—	16,226,582	—	42,910,169
Refined petroleum products	—	214,730,172	—	54,283,845	—	269,014,017
Other	—	5,752,729	—	1,156,293	4,071,051	10,980,073
Services	65,632	60,488	2,219,276	47,722	27,108	2,420,226

Total	Ps. 140,665,923	247,105,375	2,219,276	71,714,442	4,098,159	465,803,175

Timing of revenue recognition 2021
Products transferred at a point in time	Ps. 206,706,617	288,421,474	1,407,366	132,581,557	5,199,561	634,316,575
Products and services transferred over the time	42,762	30,190,505	—	431,703	7,327	30,672,297

Total	Ps. 206,749,379	318,611,979	1,407,366	133,013,260	5,206,888	664,988,872

Timing of revenue recognition 2020
Products transferred at a point in time	Ps. 140,600,291	247,044,887	—	71,666,720	4,071,051	463,382,949
Products and services transferred over the time	65,632	60,488	2,219,276	47,722	27,108	2,420,226

Total	Ps. 140,665,923	247,105,375	2,219,276	71,714,442	4,098,159	465,803,175

(1)
On January 1, 2021, Pemex Fertilizers was merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

For the three-month period ended June 30,	Exploration and Production		Industrial Transformation (1)	Logistics	Trading Companies	Corporate and Other Operating Subsidiary Companies	Total
Geographical market 2021
United States	Ps.	65,399,780	—	—	52,701,405	600,467	118,701,652
Other		30,939,904	—	—	3,378,230	323,953	34,642,087
Europe		15,757,994	—	—	751,041	—	16,509,035
Local		71,855	161,639,800	739,964	12,725,685	2,405,636	177,582,940

Total	Ps.	112,169,533	161,639,800	739,964	69,556,362	3,330,056	347,435,715

2020
United States	Ps.	31,897,015	—	—	27,258,745	—	59,155,760
Other		6,924,662	—	—	2,293,844	124,737	9,343,243
Europe		11,145,290	—	—	290,395	59,930	11,495,615
Local		107,043	93,606,211	1,057,687	4,637,798	2,289,704	101,698,443

Total	Ps.	50,074,010	93,606,211	1,057,687	34,480,782	2,474,371	181,693,061

Major products and services 2021
Crude oil	Ps.	112,097,678	—	—	23,138	—	112,120,816
Gas		45,526	17,821,932	—	11,192,713	—	29,060,171
Refined petroleum products		—	140,055,179	—	66,272,399	—	206,327,578
Other		—	3,633,000	—	(8,124,639)	3,303,411	(1,188,229)
Services		26,329	129,689	739,964	192,751	26,645	1,115,378

Total	Ps.	112,169,533	161,639,800	739,964	69,556,362	3,330,056	347,435,715

2020
Crude oil	Ps .	49,966,966	—	—	—	—	49,966,966
Gas		59,979	13,163,721	—	7,293,722	—	20,517,422
Refined petroleum products		—	78,158,754	—	26,307,601	(1,151)	104,465,204
Other		—	2,251,850	—	853,457	2,405,044	5,510,351
Services		47,065	31,886	1,057,687	26,002	70,478	1,233,118

Total	Ps.	50,074,010	93,606,211	1,057,687	34,480,782	2,474,371	181,693,061

Timing of revenue recognition 2021
Products transferred at a point in time	Ps.	112,143,204	153,461,053	739,964	69,363,611	3,303,411	339,011,243
Products and services transferred over the time		26,329	8,178,747	—	192,751	26,645	8,424,472

Total	Ps.	112,169,533	161,639,800	739,964	69,556,362	3,330,056	347,435,715

Timing of revenue recognition 2020
Products transferred at a point in time	Ps.	50,026,945	93,574,325	—	34,454,780	2,403,893	180,459,943
Products and services transferred over the time		47,065	31,886	1,057,687	26,002	70,478	1,233,118

Total	Ps.	50,074,010	93,606,211	1,057,687	34,480,782	2,474,371	181,693,061

(1)
On January 1, 2021, Pemex Fertilizers w
a
s merged into Pemex Industrial Transformation. For comparison purposes, all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.